ING Life Insurance and Annuity Company
and its Variable Annuity Account C
State University of New York Defined Contribution Retirement Plans
Supplement dated May 5, 2009 to the Contract Prospectus dated May 1, 2009.

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

The following paragraph replaces the 5th paragraph in the “Commission Payments” subsection in the Contract Prospectus:

Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.
Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

X.81216-09	May 2009

x81216-09a.htm -- Converted by SEC Publisher, created by BCL Technologies Inc., for SEC Filing
ING Life Insurance and Annuity Company and its Variable Annuity Account C
State University of New York Defined Contribution Retirement Plans
Supplement dated May 5, 2009 to the Contract Prospectus dated May 1, 2009, as amended.

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

The “For Master Applications Only” section in the Contract Prospectus is hereby deleted in its entirety and replaced with the following:

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C State University of New York SUNY group deferred variable annuity prospectus dated May 1, 2009 as well as all current prospectuses pertaining to the variable investment options available under the contracts.
_____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.81216-09) dated May 1, 2009.
_____ Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE

DATE

X.81216-09A	May 2009